Schedule of Investments (unaudited) November 30, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 1.6%

Tobacco — 1.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$500	$515,750

Maryland — 128.3%

County/City/Special District/School District — 14.7%
Anne Arundel County Consolidated, Special Taxing District, ST, 5.25%, 07/01/44	250	254,997
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	1,745	2,163,399
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34	1,227	1,227,920
Washington Suburban Sanitary Commission, RB, Second Series, (GTD), 4.00%, 06/01/41	875	1,004,159

		4,650,475

Education — 22.8%
County of Anne Arundel Maryland, Refunding RB, 3.25%, 09/01/28	360	374,558
Maryland Economic Development Corp., Refunding RB 5.00%, 07/01/37	500	500,290
5.00%, 07/01/39	500	524,265
(AGM), 5.00%, 06/01/43	1,350	1,526,337
Maryland Health & Higher Educational Facilities Authority, Refunding RB 5.00%, 06/01/29	500	524,455
Series A, 4.00%, 07/01/22(a)	10	10,596
Series A, 5.00%, 07/01/22(a)	1,000	1,075,480
Series A, 5.00%, 10/01/22(a)	900	978,471
Series A, 5.00%, 07/01/34	1,000	1,061,120
Series A, 5.00%, 10/01/49	530	634,315

		7,209,887

Health — 39.6%
County of Baltimore Maryland, Refunding RB, 4.00%, 01/01/50	500	538,515
County of Montgomery Maryland, RB 4.00%, 12/01/44	750	812,895
Series 2016, 5.00%, 12/01/45	750	880,582
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/21(a)	1,000	1,047,740
Maryland Health & Higher Educational Facilities Authority, RB 4.00%, 07/01/48	300	334,794
Series 2017, 5.00%, 12/01/46	250	296,148
Series A, 5.00%, 05/15/42	160	190,232
Series B, 5.00%, 11/15/21(a)	1,000	1,045,590
Series B, 4.00%, 04/15/45	250	287,470
Maryland Health & Higher Educational Facilities Authority, Refunding RB 5.00%, 07/01/34	510	620,915
5.00%, 07/01/35	200	233,004
4.00%, 07/01/39	100	106,613
5.00%, 07/01/40	1,000	1,124,830
4.00%, 07/01/41	500	544,745
5.00%, 08/15/42	1,000	1,141,330
5.00%, 07/01/45	700	787,948
4.13%, 07/01/47	500	543,055
Series A, 4.00%, 07/01/22(a)	1,250	1,324,450

Security	Par (000)	Value

Health (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 01/01/28	$100	$119,200
Series A, 5.00%, 01/01/45	500	564,045

		12,544,101

Housing — 22.4%
Howard County Housing Commission, RB, M/F Housing 5.00%, 12/01/42	500	583,150
4.00%, 06/01/46	500	545,220
Series A, 5.00%, 06/01/44	550	603,224
Maryland Community Development Administration, RB, M/F Housing
Series A, 4.05%, 07/01/42	1,220	1,247,230
Series D, 3.70%, 07/01/35	500	532,905
Maryland Community Development Administration, RB, S/F Housing, Series A, 3.85%, 09/01/42	295	328,795
Maryland Community Development Administration, Refunding RB, Series D, 3.25%, 09/01/50	500	555,710
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 4.10%, 09/01/38	65	70,272
Series B, 3.35%, 09/01/42	1,000	1,079,740
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 6.25%, 01/01/21(a)	1,000	1,004,870
Montgomery County Housing Opportunites Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	500	535,850

		7,086,966

Other — 9.6%
Anne Arundel County Consolidated, Special Taxing District, Refunding ST, 5.00%, 07/01/32	500	558,631
City of Baltimore Maryland, Refunding RB 5.00%, 09/01/46	750	690,045
Series A, 5.00%, 09/01/38	250	255,760
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	195,362
Series B, 3.88%, 06/01/46	300	287,721
County of Howard Maryland, TA 6.10%, 02/15/44	250	244,438
Series A, 4.50%, 02/15/47(b)	500	506,745
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	312,204

		3,050,906

State — 0.8%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	250	261,550

Transportation — 9.1%
Maryland Economic Development Corp., RB, AMT, 5.00%, 06/01/49	250	273,912
Maryland Economic Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	100	114,520
Maryland State Transportation Authority, RB, AMT, 4.00%, 06/01/29	1,925	2,016,457
Maryland State Transportation Authority, Refunding RB, AMT, 5.00%, 03/01/23	445	469,208

		2,874,097

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 9.3%
City of Baltimore Maryland, RB
Series A, 5.00%, 01/01/24(a)	$1,000	$1,116,200
Series A, 5.00%, 07/01/41	100	119,128
Series A, 5.00%, 07/01/46	495	586,080
Series C, 5.00%, 01/01/24(a)	1,000	1,132,240

		2,953,648

Total Municipal Bonds in Maryland		40,631,630

Puerto Rico — 6.2%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	107	115,879
Series A-1, Restructured, 5.00%, 07/01/58	629	691,850
Series A-2, Restructured, 4.33%, 07/01/40	375	399,465
Series A-2, Restructured, 4.78%, 07/01/58	157	169,902

		1,377,096

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	200	201,832

Utilities — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	200	207,258
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	160	160,531

		367,789

Total Municipal Bonds in Puerto Rico		1,946,717

Total Municipal Bonds — 136.1% (Cost: $40,766,898)		43,094,097

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

District of Columbia — 7.8%

Transportation — 7.8%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,477,080

Maryland — 10.5%

County/City/Special District/School District — 5.7%
Maryland Stadium Authority, RB, 5.00%, 05/01/42	1,500	1,811,910

Security	Par (000)	Value

Utilities — 4.8%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	$1,269	$1,507,586

Total Municipal Bonds in Maryland		3,319,496

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.3% (Cost: $5,316,609)		5,796,576

Total Long-Term Investments — 154.4% (Cost: $46,083,507)		48,890,673

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(d)(e)	1,189,351	1,189,470

Total Short-Term Securities — 3.8% (Cost: $1,189,504)		1,189,470

Total Investments — 158.2% (Cost: $47,273,011)		50,080,143

Other Assets Less Liabilities — 1.7%		525,589

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%		(3,000,639)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.4)%		(15,944,205)

Net Assets Applicable to Common Shares — 100.0%		$31,660,888

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$649,217	$540,307	(a)	$—	$(20)	$(34)	$1,189,470	1,189,351	$18	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$43,094,097	$—	$43,094,097
Municipal Bonds Transferred to Tender Option Bond Trusts	—	5,796,576	—	5,796,576
Short-Term Securities
Money Market Funds	1,189,470	—	—	1,189,470

	$1,189,470	$48,890,673	$—	$50,080,143

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

ST	Special Tax

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	3